Leases - Schedule of Future Minimum Payments under Non-cancellable Operating Leases for Office Rental (Details)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
2021	¥ 29,679,352
2022	19,570,885
2023	10,179,846
2024 and thereafter	5,089,923
Total	¥ 64,520,006